CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of net carrying amount
The net carrying amount of the 2025 Convertible Notes were as follows:

	December 31,
	2025	2024

Principal original amount	$575,000	$575,000
Unamortized debt issuance costs	—	(2,120)
Repayment of convertible notes	(575,000)	—

Net carrying amount	$—	$572,880

The Company recognized interest expense on the 2025 Convertible Notes as follows:

	Year ended December 31,
	2025	2024	2023

Amortization of debt issuance costs	$2,120	$3,166	$3,148